--------------------------------------------------------------------------------
     INVESTOR REPORT


                                                 Metropolitan Series Fund, Inc.,
                                                        New England Zenith Fund,
                                                 Met Investors Series Trust, and
                                             American Funds Insurance Series(SM)


                                                              Semiannual Reports
                                                                       June 2001


                                   [GRAPHIC]


                                         For use with MetLife Variable Annuities
                                         and MetLife and Metropolitan Tower Life
                                               Variable Life Insurance Contracts




-------------------------------------------------------------------------------
                                                        [LOGO] MetLife(R)

                       Important Information about your
                  Traditional IRA, Roth IRA, SEP, SIMPLE IRA
                 and Non-Qualified Preference Plus(R) Account
                   Variable Annuity appears on the last page
                          of this semiannual report.

Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------
JUNE 2001

DEAR INVESTOR:
We are pleased to present the June 30, 2001 semiannual report of the Metropolitan Series Fund, Inc. The report begins with an overview of the U.S. and international economies during the year. Details for each portfolio, including a list of assets, investments, and portfolio characteristics, follow.

SLOWING ECONOMY SPURS MARKET VOLATILITY
Market volatility dominated the investment landscape in the first half of 2001 as concern grew that a slowing U.S. economy and diminishing corporate earnings would tip the economy into a recession. In an effort to re-ignite the economy, the Federal Reserve Board has reduced short-term interest rates six times so far this year, sending the federal funds rate to 3.75%, down from 6.50% at the end of 2000.

In this environment, all major U.S. stock indexes posted negative returns in the first quarter, then quickly rebounded in the second quarter. Despite the turnaround, stocks remained in negative territory for the year-to-date period, with the Standard & Poor's 500 Stock Index (S&P 500) down 6.69%, and the NASDAQ Composite Index down 12.39%. The NASDAQ is a common measure of performance for technology-related and other new economy stocks.

VALUE INVESTING RETURNS TO FAVOR
The best performing U.S. stocks tended to be "value" stocks, especially those from small- and mid-sized companies. Value stocks are considered to be undervalued relative to their long-term potential. In contrast, large-cap stocks and technology stocks were among the worst performers for the first six months.

The U.S. bond markets provided a haven for many investors as interest rates trended lower and prices rose. High quality intermediate-term U.S. Treasury bonds and corporate bonds provided the best returns, while high-yield, lower-quality bonds suffered. The overseas markets were also volatile as a strong U.S. dollar, weakening European economies, and a continued slump in Japan weighed down performance.

DIVERSIFY TO RIDE OUT MARKET VOLATILITY
Currently, U.S. stocks appear to be caught in a tug of war between diminishing corporate profits and declining interest rates. Although business spending is down, both consumer confidence and consumer spending remain high, and could gain support once the tax refund checks begin arriving this summer.

Against this backdrop, it is a good idea to periodically review your investment choices in your variable life insurance and/or variable annuity contracts to make sure they reflect the right amount of risk and reward potential for your goals. A diversified mix that includes different types of stocks and bonds should fare well in times of volatility. In addition, rebalancing your investment choices on a regular basis can prevent you from being exposed to more risk than you originally intended.

NEW TO THE METROPOLITAN SERIES FUND
In May 2001, the Metropolitan Series Fund added two new portfolios: the Janus Growth Portfolio, which invests primarily in large company growth stocks, and the Franklin Templeton Small Cap Growth Portfolio, which invests primarily in small company growth stocks. These portfolios are managed by proven market leaders and give you a wider range of investment manager choices within their respective asset classes.

The Metropolitan Series Fund has also added several share classes to all of its portfolios. The chief difference among the share classes is that they have different 12b-1 fees which are used to cover certain marketing and shareholder expenses. If you have questions about the share class that you own, please see your prospectus or call your financial services representative.

We appreciate the confidence you have placed in us by choosing the Metropolitan Series Fund, Inc.

/s/Christopher P. Nicholas

Christopher P. Nicholas
President and Chief Operating Officer
Metropolitan Series Fund, Inc.

Semiannual Reports dated June 30, 2001 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30d-2 of the Investment Company Act of 1940.

Incorporated by reference are all series of Metropolitan Series Fund, Inc. as filed on Form N-30D on September 6, 2001, Accession number 0000950109-01-503370.

Incorporated by reference are certain series of New England Zenith Fund, Inc. filed on Form N-30D on September 6, 2001, Accession number 0000927016-01-502810.

Incorporated by reference are certain portfolios of the Met Investors Series Trust as filed on Form N-30D on September 5, 2001, Accession number 0000927016-01-502794.

Incorporated by reference are certain series of the American Funds Insurance Series as filed on Form N-30D on September 7, 2001, Accession number 0000729528-01-500009.

In an effort to minimize duplicate mailings to our customers, we are sending one copy of this report to a customer with more than one individual life insurance policy or variable annuity contract with the same address of record. Please note that the portfolio performance information provided in this report does not include withdrawal or surrender charges or Separate Account policy or contract charges (general administrative expenses, mortality and expense risk charges or cost of insurance charges). For information regarding performance for your variable annuity contract or variable life insurance policy, please contact your sales representative. Additional information regarding MetLife products and services is available by calling 1-800-METLIFE or by visiting our Web site at www.metlife.com.

Some funds appearing in this report may not be available under your variable life product.

This report has been prepared for the owners and prospective owners of various insurance policies and annuity contracts issued by Metropolitan Life Insurance Company and Metropolitan Tower Life Insurance Company, a wholly-owned subsidiary of Metropolitan Life, and shareholders of Metropolitan Series Fund, Inc., New England Zenith Fund, Met Investors Trust, and American Funds Insurance Series. This report is not authorized for distribution to prospective purchasers of any of those policies or contracts unless preceded or accompanied by the current prospectuses for the appropriate contract policy and for Metropolitan Series Fund, Inc., New England Zenith Fund, Met Investors Trust, and American Funds Insurance Series, which contain other important information including applicable fees and charges.

                         If you want more information,
                   please contact your sales representative.

--------------------------------------------------------------------------------

[LOGO] METLIFE(R)                                       ---------------------

Metropolitan Life Insurance Company                           PRSRT STD
Johnstown Office, 500 Schoolhouse Road                    U.S. Postage Paid
Johnstown, PA 15904-2914                                       METLIFE

                                                        ---------------------

INVESTOR'S REPORT

                                                         Fund Semiannual Reports
                                                                       June 2001


                                   [GRAPHIC]

                                              For use with MetFlex(SM) Contracts


                                              [LOGO] METLIFE(R)

Metropolitan Series Fund, Inc.
--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------
JUNE 2001

DEAR INVESTOR:
We are pleased to present the June 30, 2001 semiannual report of the Metropolitan Series Fund, Inc. The report begins with an overview of the U.S. and international economies during the year. Details for each portfolio, including a list of assets, investments, and portfolio characteristics, follow.

SLOWING ECONOMY SPURS MARKET VOLATILITY
Market volatility dominated the investment landscape in the first half of 2001 as concern grew that a slowing U.S. economy and diminishing corporate earnings would tip the economy into a recession. In an effort to re-ignite the economy, the Federal Reserve Board has reduced short-term interest rates six times so far this year, sending the federal funds rate to 3.75%, down from 6.50% at the end of 2000.

In this environment, all major U.S. stock indexes posted negative returns in the first quarter, then quickly rebounded in the second quarter. Despite the turnaround, stocks remained in negative territory for the year-to-date period, with the Standard & Poor's 500 Stock Index (S&P 500) down 6.69%, and the NASDAQ Composite Index down 12.39%. The NASDAQ is a common measure of performance for technology-related and other new economy stocks.

VALUE INVESTING RETURNS TO FAVOR
The best performing U.S. stocks tended to be "value" stocks, especially those from small- and mid-sized companies. Value stocks are considered to be undervalued relative to their long-term potential. In contrast, large-cap stocks and technology stocks were among the worst performers for the first six months.

The U.S. bond markets provided a haven for many investors as interest rates trended lower and prices rose. High quality intermediate-term U.S. Treasury bonds and corporate bonds provided the best returns, while high-yield, lower-quality bonds suffered. The overseas markets were also volatile as a strong U.S. dollar, weakening European economies, and a continued slump in Japan weighed down performance.

DIVERSIFY TO RIDE OUT MARKET VOLATILITY
Currently, U.S. stocks appear to be caught in a tug of war between diminishing corporate profits and declining interest rates. Although business spending is down, both consumer confidence and consumer spending remain high, and could gain support once the tax refund checks begin arriving this summer.

Against this backdrop, it is a good idea to periodically review your investment choices in your variable life insurance and/or variable annuity contracts to make sure they reflect the right amount of risk and reward potential for your goals. A diversified mix that includes different types of stocks and bonds should fare well in times of volatility. In addition, rebalancing your investment choices on a regular basis can prevent you from being exposed to more risk than you originally intended.

NEW TO THE METROPOLITAN SERIES FUND
In May 2001, the Metropolitan Series Fund added two new portfolios: the Janus Growth Portfolio, which invests primarily in large company growth stocks, and the Franklin Templeton Small Cap Growth Portfolio, which invests primarily in small company growth stocks. These portfolios are managed by proven market leaders and give you a wider range of investment manager choices within their respective asset classes.

The Metropolitan Series Fund has also added several share classes to all of its portfolios. The chief difference among the share classes is that they have different 12b-1 fees which are used to cover certain marketing and shareholder expenses. If you have questions about the share class that you own, please see your prospectus or call your financial services representative.

We appreciate the confidence you have placed in us by choosing the Metropolitan Series Fund, Inc.

/s/Christopher P. Nicholas

Christopher P. Nicholas
President and Chief Operating Officer
Metropolitan Series Fund, Inc.

Semiannual Reports dated June 30, 2001 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference are all series of Metropolitan Series Fund, Inc. as filed on Form N-30D on September 6, 2001, Accession number 0000950109-01-503370.

Incorporated by reference are certain series of New England Zenith Fund, Inc. filed on Form N-30D on September 6, 2001, Accession number 0000927016-01-502810.

Incorporated by reference is the Janus Aspen Series as filed on Form N-30D on August 22, 2001, Accession No. 0001012709-01-500619.

Incorporated by reference are certain funds of Invesco Variable Investment Funds, Inc. included in the Form N-30D filing as filed on August 24, 2001, Accession No. 0000912744-01-500010.

Incorporated by reference are certain funds of Franklin Templeton Variable Insurance Products Trust included in the Form N-30D filing as filed on August 29, 2001, Accession No. 0000837274-01-500016.

Incorporated by reference are certain funds of Alliance Variable Products Series Fund, Inc. as filed on Form N-30D filed on August 22, 2001, Accession No. 0000936772-01-500162, 0000936772-01-500157 and 0000936772-01-500155.

Incorporated by reference are certain funds of Met Investors Series Trust included in the Form N-30D filing as filed on September 5, 2001, Accession No. 0000927016-01-502794.

Incorporated by reference are certain funds of Fidelity Variable Insurance Products Fund as included in the Form N-30D filing as filed on August 28, 2001, Accession No. 0000356494-01-500065.

Incorporated by reference are certain funds of Fidelity Variable Insurance Products Fund II as included in the Form N-30D filing as filed on August 28, 2001, Accession No. 0000831016-01-500024.

--------------------------------------------------------------------------------
METFLEX1/METFLEXC PERFORMANCE AS OF MONTH ENDING 06/30/2001
--------------------------------------------------------------------------------


This report has been prepared for the prospective owners of MetFlex contracts issued by Metropolitan Life Insurance Company and shareholders of Metropolitan Series Fund, Inc. This performance material must be preceded or accompanied by the current prospectuses for the MetFlex policy, the Metropolitan Series Fund, Inc. portfolios, Janus Aspen Series portfolios, the INVESCO Variable Investment Funds, Inc., the New England Zenith Fund Series, the JP Morgan Enhanced Index portfolio, the Alliance Variable Products Series Fund, Inc. portfolios, the Fidelity Variable Insurance Products, Fund I and Fund II, portfolios and the Franklin Templeton Variable Insurance Products Trust funds.

The following chart shows the past performance of the MetFlex policy's investment divisions. When reviewing performance, keep in mind that the rates are based on historical experience and are not intended to suggest what future returns will be. These rates are net of fund management fees and direct fund expenses. Other fees and expenses do apply to a continued investment and are described in the current prospectus.

                                                                                ------------------------------------
                                                                                                    NON-ANNUALIZED
                                                                                                   RATES OF RETURN

--------------------------------------------------------------------------------------------------------------------
                                                           Fund    Last Month**   Last 3 Months**   Year To Date**
                                                        Inception   05/31/2001-     03/31/2001-       12/31/2000-
NAME OF INVESTMENT DIVISION                                Date     06/30/2001      06/30/2001        06/30/2001
Money Market:
MSF State Street Research Money Market***+ /(m)/          06/24/83     0.31%           1.03%             2.41%

Bond:
INVESCO VIF High Yield(s)                                 05/27/94    -5.09%          -8.82%            -6.12%
MSF Lehman Brothers(R) Aggregate Bond Index /(a,f,m)/     11/09/98     0.60%           0.79%             2.60%
MSF Loomis Sayles High Yield Bond /(c,f,m)/               03/03/97    -2.47%          -2.74%             0.07%
MSF State Street Research Income /(m)/                    06/24/83     0.82%           0.45%             2.21%
Zenith Fund Back Bay Advisors Bond Income                 08/26/83     0.47%           0.63%             3.40%

Growth & Income:
INVESCO VIF Equity Income(s)                              08/10/94    -2.03%           6.18%            -2.71%
Alliance Growth and Income - Class B /(l)/                06/01/99    -1.87%          10.33%             7.75%
Zenith Fund Westpeak Growth and Income                    04/30/93    -2.85%           6.28%            -3.14%

Growth:
MSF Harris Oakmark Large Cap Value /(f,m)/                11/09/98     1.32%          10.72%            20.03%
Janus Aspen Series Growth(s)                              09/13/93    -3.90%          10.73%            -6.34%
MSF Janus Mid Cap /(b,f,m)/                               03/03/97    -5.61%          14.31%           -18.55%
MSF MetLife Stock Index /(a,m)/                           05/01/90    -1.47%           8.19%            -3.18%
MSF State Street Research Diversified /(m)/               07/25/86    -1.18%           4.99%            -2.66%
MSF Neuberger Berman Partners
   Mid Cap Value /(b,f,m)/                                11/09/98     0.21%           8.07%             2.68%
MSF State Street Research Investment Trust
   (formerly SSR Growth)                                  06/24/83    -2.55%           8.01%            -6.77%
MSF T. Rowe Price Large Cap Growth /(f,m)/                11/09/98    -1.71%          11.16%            -3.06%
Zenith Fund Davis Venture Value /(g)/                     10/31/94    -3.24%           5.42%            -4.78%
Zenith Fund MFS Investors Trust                           05/01/99    -2.96%           3.85%            -7.42%
Met Investors Series Trust JP Morgan
   Enhanced Index(s)                                      05/01/96    -2.03%           8.77%            -2.21%
Alliance Premier Growth - Class B                         07/14/99    -4.00%           8.25%            -6.90%
MSF Putnam Large Cap Growth /(f,m)/                       05/01/00    -2.01%          12.72%           -12.82%
Fidelity VIP II Asset Manager Growth(s)/(pound)/-
   Service Class                                          01/03/95    -1.47%           6.86%            -8.20%
Fidelity VIP II Contrafund/(R)(s)
   (pound)/ - Service Class                               01/03/95    -2.04%           4.86%            -9.65%
Fidelity VIP I Growth(s)(pound) - Service Class           10/09/86    -1.68%          11.07%           -11.46%
MSF MetLife Mid Cap Stock Index /(a,f,m)/                 07/05/00    -1.03%          14.59%             4.57%

Specialty:
INVESCO VIF Real Estate Opportunity Fund(s)               04/01/98     3.15%           8.09%             1.60%
Alliance Technology - Class B                             09/22/99    -0.45%          19.64%            -6.60%

Aggressive Growth:
MSF Russell 2000(R)Index /(a,d,f,m)/                      11/09/98     0.28%          13.28%             7.78%
MSF State Street Research Aggressive Growth /(b,m)/       04/29/88    -1.43%          11.05%            -9.34%


                                                        ---------------------------------------------------------------------

                                                                           ANNUALIZED RATES OF RETURN*
-----------------------------------------------------------------------------------------------------------------------------
                                                            1 Year       3 Year       5 Year        10 Year        Since
                                                          06/30/2000-  06/30/1998-  06/30/1996-   06/30/1991-  Inception of
NAME OF INVESTMENT DIVISION                               06/30/2001   06/30/2001   06/30/2001    06/30/2001     Portfolio
Money Market:
MSF State Street Research Money Market***+ /(m)/             5.74%        5.39%        5.32%         4.78%          6.23%

Bond:
INVESCO VIF High Yield(s)                                  -16.29%       -4.74%        3.74%         N/A            5.96%
MSF Lehman Brothers(R) Aggregate Bond Index /(a,f,m)/       10.89%        N/A          N/A           N/A            5.52%
MSF Loomis Sayles High Yield Bond /(c,f,m)/                 -3.95%        1.54%        N/A           N/A            3.22%
MSF State Street Research Income /(m)/                      10.93%        5.48%        7.20%         8.05%          9.71%
Zenith Fund Back Bay Advisors Bond Income                    9.66%        5.49%        7.61%         8.62%          9.55%

Growth & Income:
INVESCO VIF Equity Income(s)                                -1.61%        6.32%       13.16%         N/A           15.61%
Alliance Growth and Income - Class B /(l)/                  14.53%        N/A          N/A           N/A           10.21%
Zenith Fund Westpeak Growth and Income                      -7.65%        0.77%       12.69%         N/A           14.16%

Growth:
MSF Harris Oakmark Large Cap Value /(f,m)/                  40.29%        N/A          N/A           N/A            7.24%
Janus Aspen Series Growth(s)                               -25.28%        7.58%       14.08%         N/A           15.08%
MSF Janus Mid Cap /(b,f,m)/                                -46.88%        9.69%        N/A           N/A           17.44%
MSF MetLife Stock Index /(a,m)/                            -14.22%        4.02%       14.08%        14.57%         14.69%
MSF State Street Research Diversified /(m)/                 -6.57%        3.83%       10.39%        12.02%         10.93%
MSF Neuberger Berman Partners
   Mid Cap Value /(b,f,m)/                                  19.54%        N/A          N/A           N/A           19.55%
MSF State Street Research Investment Trust
   (formerly SSR Growth)                                   -19.00%        2.47%       12.57%        14.90%         13.19%
MSF T. Rowe Price Large Cap Growth /(f,m)/                 -13.77%        N/A          N/A           N/A            8.81%
Zenith Fund Davis Venture Value /(g)/                       -4.88%        7.46%       16.18%         N/A           18.46%
Zenith Fund MFS Investors Trust                            -10.60%        N/A          N/A           N/A           -3.54%
Met Investors Series Trust JP Morgan
   Enhanced Index(s)                                       -14.12%        3.09%       14.07%         N/A           14.26%
Alliance Premier Growth - Class B                          -27.62%        N/A          N/A           N/A           -8.35%
MSF Putnam Large Cap Growth /(f,m)/                        -41.44%        N/A          N/A           N/A          -36.90%
Fidelity VIP II Asset Manager Growth(s)/(pound)/ --
   Service Class                                           -20.98%       -1.71%        7.52%         N/A           10.77%
Fidelity VIP II Contrafund/(R)(s)(pound)/
   - Service Class                                         -17.30%        4.06%       12.73%         N/A           16.98%
Fidelity VIP I Growth(s)(pound) - Service Class            -28.16%        6.64%       12.94%        16.23%         14.49%
MSF MetLife Mid Cap Stock Index /(a,f,m)/                   N/A           N/A          N/A           N/A            6.90%

Specialty:
INVESCO VIF Real Estate Opportunity Fund(s)                 11.20%        4.55%        N/A           N/A            2.57%
Alliance Technology - Class B                              -41.23%        N/A          N/A           N/A           -2.17%

Aggressive Growth:
MSF Russell 2000(R)Index /(a,d,f,m)/                        -3.33%        N/A          N/A           N/A            9.86%
MSF State Street Research Aggressive Growth /(b,m)/        -27.82%        1.48%        3.70%        12.16%         12.64%


--------------------------------------------------------------------------------
METFLEX/1//METFLEXC PERFORMANCE AS OF MONTH ENDING 06/30/2001
--------------------------------------------------------------------------------


                                                                                ------------------------------------
                                                                                                    NON-ANNUALIZED
                                                                                                   RATES OF RETURN
--------------------------------------------------------------------------------------------------------------------
                                                           Fund    Last Month**   Last 3 Months**   Year To Date**
                                                        Inception   05/31/2001-     03/31/2001-       12/31/2000-
NAME OF INVESTMENT DIVISION                                Date     06/30/2001      06/30/2001        06/30/2001
Aggressive Growth (continued):
MSF T. Rowe Price Small Cap                              03/03/97      0.32%          21.82%             2.07%
Growth /(c,d,f,m)/
MSF State Street Research Aurora
   Small Cap Value /(d,f,m)/                             07/05/00     -1.17%          13.02%            20.69%
Zenith Fund Loomis Sayles Small Cap /(d,h)/              05/02/94      3.36%          16.68%             1.21%
Franklin Small Cap - Class 2 /(d,I)/                     11/01/95     -2.28%          13.50%            -6.39%
Zenith Fund Alger Equity Growth                          10/31/94     -4.41%           9.66%            -0.82%
Zenith Fund MFS Research Managers                        05/01/99     -3.01%           6.11%            -8.35%
International Stock:
MSF Morgan Stanley EAFE(R)Index /(a,e,f,m)/              11/09/98     -3.41%           0.36%           -13.65%
MSF Putnam International Stock /(e,f,m)/                 05/01/91     -2.46%           1.42%           -13.16%
MSF Scudder Global Equity /(e,f,m)/                      03/03/97     -2.65%           4.28%            -8.06%
Templeton International Securities
   - Class 1 /(e,j,k,l)/                                 05/01/92     -1.89%           3.59%            -8.12%



                                                        ---------------------------------------------------------------------

                                                                           ANNUALIZED RATES OF RETURN*
-----------------------------------------------------------------------------------------------------------------------------
                                                            1 Year       3 Year       5 Year        10 Year        Since
                                                          06/30/2000-  06/30/1998-  06/30/1996-   06/30/1991-  Inception of
NAME OF INVESTMENT DIVISION                               06/30/2001   06/30/2001   06/30/2001    06/30/2001     Portfolio
Aggressive Growth (continued):
MSF T. Rowe Price Small Cap                                -19.05%        2.71%        N/A           N/A            7.25%
Growth /(c,d,f,m)/
MSF State Street Research Aurora
   Small Cap Value /(d,f,m)/                                 N/A          N/A          N/A           N/A           45.06%
Zenith Fund Loomis Sayles Small Cap /(d,h)/                 -6.70%        8.27%       12.84%         N/A           14.60%
Franklin Small Cap - Class 2 /(d,I)/                       -29.99%       11.24%       12.97%         N/A           15.38%
Zenith Fund Alger Equity Growth                            -20.97%        9.10%       16.90%         N/A           19.70%
Zenith Fund MFS Research Managers                          -21.01%        N/A          N/A           N/A            0.44%
International Stock:
MSF Morgan Stanley EAFE(R) Index /(a,e,f,m)/               -23.07%        N/A          N/A           N/A           -0.24%
MSF Putnam International Stock /(e,f,m)/                   -22.11%       -3.22%        1.00%         4.77%          3.85%
MSF Scudder Global Equity /(e,f,m)/                         -9.19%        3.78%        N/A           N/A            8.49%
Templeton International Securities
   - Class 1 /(e,j,k,l)/                                   -10.73%        1.98%        9.10%         N/A           11.38%


/1/   No longer available for new sales effective 8/1/2000.

* MetFlex policies were first offered in September 1993. Performance assumes the MetFlex contract was in existence for the period shown.

**    Returns are actual returns for the period shown (not annualized).

*** An investment in the Money Market Division is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

+     SEC Standardized 7-Day Effective Yield = 3.58%

(S) Performance results for the portfolio are increased by the voluntary reduction of portfolio fees and expenses by the advisor. Without subsidization, performance would have been lower.

(pound) Service Class shares include an asset-based distribution fee (12b-1 fee). Initial offering of Service Class shares took place on November 3, 1997, at which time the 12b-1 fee was imposed. Returns prior to that date do not include the effect of the Service Class fee structure, and returns listed would have been lower for each portfolio if the Service Class fee structure had been in place and reflected in the performance.

/(a)/ Morgan Stanley sponsors the MSCI EAFE(R) Index, Lehman Brothers sponsors the Lehman Brothers(R)Aggregate Bond Index, Standard & Poor's sponsors the S&P 500(R) and S&P Mid Cap 400 Indices and Frank Russell Company sponsors the Russell 2000(R)Index (together referred to as "index sponsors"). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the portfolios or make any representation regarding the advisability of investing in the portfolios. The index sponsors have no responsibility for and do not participate in the management of the portfolio assets or sale of the portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with MetLife and the Fund.

/(b)/ The common stock of medium-sized companies may be more volatile than those of larger, more established companies.

/(c)/ Lower rated high yield, high risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities.

/(d)/ Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies.

/(e)/ International stocks contain additional risk that are not associated with U.S. domestic issues, such as changes in currency exchange rate, different governmental regulations, economic conditions and accounting standards. For a complete discussion of the risk, please read your prospectus.

/(f)/ MetLife Advisers pays all expenses (taxes, interest and any extraordinary or nonrecurring expenses) in excess of .30% of the average net assets for the Russell 2000(R) Index Portfolio and .40% of the average net assets for the Morgan Stanley EAFE(R) Index Portfolio until each Portfolio's total assets reach $200 Million or through April 30, 2002, whichever comes first. MetLife Advisers will pay expenses in excess of .20% of the average net assets for the State Street Research Aurora Small Cap Value, MetLife Mid Cap Stock Index and the Putnam Large Cap Growth Portfolios until each Portfolio's total assets reach $100 Million or through July 4, 2002, whichever comes first.

      MetLife ceased subsidizing such expenses for the Janus Mid Cap, T. Rowe Price Small Cap Growth, Scudder Global Equity, Loomis Sayles High Yield Bond, Lehman Brothers Aggregate Bond Index and Russell 2000(R) Index Portfolios, on December 31, 1997, January 22, 1998, July 2, 1998, March 2, 1999, and July 13, 1999 and December 3, 1999, respectively. MetLife ceased subsidizing such expenses for the Harris Oakmark Large Cap Value, T. Rowe Price Large Cap Growth, Morgan Stanley EAFE(R)Index and Neuberger Berman Partners Mid Cap Value Portfolios on November 9, 2000. Without these subsidies the performance of the Portfolios would have been lower.

/(g)/ An expense deferral arrangement between New England Investment Management,
      Inc. (NEIM) and the Davis Venture Value Portfolio ceased to be operative on June 30, 1998. Pursuant to this arrangement NEIM reduced its fees or bore the operational expenses (does not include brokerage costs, interest, taxes, or other extraordinary expenses) of the Portfolio, subject to the Portfolio's obligation to repay NEIM in future years, with certain limitations, provided that such repayment did not extend beyond two years after the end of the fiscal year in which such expenses were incurred ( the "recapture period"). Without the reduction in fees or the payment of operational expenses by NEIM the performance of the Portfolio would be lower, and conversely, without the repayment of such expenses by Portfolio the performance would be higher during the recapture period.

/(h)/ NEIM voluntarily pays all expenses (other than brokerage costs, interest, taxes, or extraordinary expenses) in excess of an annual rate of 1.00% of the Loomis Sayles Small Cap Portfolio's average daily net assets.

/(i)/ On February 8, 2000, a merger and reorganization was approved that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective May 1, 2000. On February 8, 2000 fund shareholders approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses bases on the new fees and assets of the fund as of December 31, 1999 , and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management fees 0.55%, Distribution and service fees 0.25%, Other expenses 0.27%, and Total annual fund operating expenses 1.07%.

/(j)/ On February 8, 2000, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund effective May 1, 2000. The shareholders of that fund had approved new management fees, which apply to the combined fund effective May 1, 2000. The fees shown represent the restated total expenses bases on the new fees and the assets of the fund as of December 31, 1999, and not the assets of the combined fund. However, if the fees reflected both the new fees and the combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.65%, Other Expenses 0.20% and Total Fund Operating Expenses 0.85%.

/(k)/ Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton International Securities.

/(l)/ The Fund has a distribution or 12b-1 plan that is described in the funds prospectus.

/(m)/ MSF may direct certain portfolio trades to brokers who pay a portion of the Fund's expenses. In addition, the funds may enter into arrangements with it's custodian whereby credits realize reduce a portion of the custodian's fees. These expense reduction are further explain in the prospectus.

/(n)/ For the fiscal year 1999, Alliance reimbursed the portfolio for all expenses in excess of 1.20% this limit. This limit is no longer in effect.

A Portfolio may have a name and/or objective that is very similar to that of a publicly available mutual fund that is managed by the same money manager. These Portfolios are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in implementation of investment policies, cash flows, fees and size of the Portfolio.

The rates do not reflect policy charges, such as the cost of insurance, M&E risk charges and premium expense loads. If these charges were included, the performance figures would be significantly lower. You may request a personalized illustration from your Registered Representative that will show the effect of these charges at an assumed rate of return. Your Representative can also provide information about the Fixed Account.

Annual rates of return shown in the chart on this page may differ from those shown in the attached Metropolitan Series Fund, Inc. SemiAnnual Report. This difference results from the fact that when the rate of return period begins or ends on a non-business day (i.e., weekends and holidays), the Series Fund rates of return are calculated using values as of the last business day while, consistent with industry practice and in compliance with applicable law, MetFlex rates of return are calculated based on values as of the next business day.

This report has been prepared for the owners and prospective owners of MetFlex(SM) contracts issued by Metropolitan Life Insurance Company and shareholders of certain portfolios of the following:

                         Metropolitan Series Funds, Inc.
                               Janus Aspen Series
                    INVESCO Variable Investment Funds, Inc.
                             New England Zenith Fund
             Franklin Templeton Variable Insurance Products Trust
                  Alliance Variable Products Series Funds, Inc.
                      Met Investors Series Trust Portfolios
                    Fidelity Variable Insurance Products Funds

This report may be distributed to prospective purchasers only when preceded or accompanied by the appropriate MetFlex prospectus and a current performance sheet. Please consult the prospectus for information regarding applicable fees and charges.

                         If you want more information,
                   please contact your sales representative.


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MetLife(R)                                                        PRESORTED
                                                            BOUND PRINTED MATTER
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Specialized Benefit Resources                                       PAID
485-B Route 1 South, Suite 420                                    METLIFE
Iselin, NJ 08830                                            --------------------




MSF SemiAnnMetFlex(0801)                             E00088W63(exp031502)MLIC-LD
Date of First Use: 8/29/2001                   1900024402(0801) Printed in U.S.A